Deferred Finance Charges, Net, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs [Abstract]
Deferred Finance Costs, Noncurrent, Net , Beginning balance	$ 6,226	$ 930
Additions	1,467	5,949
Write-off	0	(60)
Amortization expense	(1,226)	(593)
Deferred Finance Costs, Noncurrent, Net , Closing balance	$ 6,467	$ 6,226